---------------------------
                                                      OMB APPROVAL
                                                     ---------------------------
                                                      OMB Number: 3235-0578

                                                      Expires: February 28, 2006

                                                      Estimated average burden
                                                      hours per response: 20.0
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

                               Van Eck Funds, Inc.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 3/31/05
                         ---------

ITEM 1.  Schedule of Investments.


Van Eck Funds, Inc.--Mid Cap Value Fund
Schedule of Portfolio Investments
March 31, 2005 (unaudited)

Sector                                          Shares    Securities                                         Value
------------------------------------------------------------------------------------------------------------------
Common Stocks: 99.6%
Consumer Discretionary 17.9%
                                                13,300    Autonation, Inc. +                          $    251,902
                                                 3,000    Black & Decker Corp.                             236,970
                                                 4,000    Choice Hotels International, Inc.                247,800
                                                14,900    Circuit City Stores, Inc.                        239,145
                                                11,700    Darden Restaurants, Inc.                         358,956
                                                 6,200    Dillards, Inc. (Class A)                         166,780
                                                 8,200    Eastman Kodak Co.                                266,910
                                                 3,700    Fortune Brands, Inc.                             298,331
                                                14,000    Mattel, Inc.                                     298,900
                                                11,000    Newell Rubbermaid, Inc.                          241,340
                                                 4,600    Ryland Group, Inc.                               285,292
                                                 4,300    Sherwin-Williams Co.                             189,157
                                                 6,200    Stanley Works                                    280,674
                                                 7,000    Toys 'R' Us, Inc. +                              180,320
                                                                                                      ------------
                                                                                                         3,542,477
                                                                                                      ------------
Consumer Staples 13.4%
                                                11,500    Albertson's, Inc.                                237,475
                                                 4,900    Clorox Co.                                       308,651
                                                 4,900    Estee Lauder Companies, Inc. (Class A)           220,402
                                                 3,300    Hershey Foods Corp.                              199,518
                                                10,000    Hormel Foods Corp.                               311,100
                                                 7,000    McCormick & Co. (Non-Voting Shares)              241,010
                                                10,000    Pilgrim's Pride Corp.                            357,200
                                                 4,100    Reynold's American, Inc.                         330,419
                                                14,400    Tyson Foods, Inc. (Class A)                      240,192
                                                 4,100    UST, Inc.                                        211,970
                                                                                                      ------------
                                                                                                         2,657,937
                                                                                                      ------------
Energy 13.5%
                                                 3,100    Amerada Hess Corp.                               298,251
                                                 2,300    Anadarko Petroleum Corp.                         175,030
                                                 3,900    Apache Corp.                                     238,797
                                                 7,200    Burlington Resources, Inc.                       360,504
                                                 5,400    Overseas Shipholding Group, Inc.                 339,714
                                                 6,000    Premcor Inc                                      358,080
                                                 4,100    Sunoco, Inc.                                     424,432
                                                 9,800    Tesoro Corp. +                                   362,796
                                                 1,500    Valero Energy Corp.                              109,905
                                                                                                      ------------
                                                                                                         2,667,509
                                                                                                      ------------
Financials 19.4%
                                                17,100    AmeriCredit Corp. +                              400,824
                                                 6,300    Astoria Financial Corp.                          159,390
                                                 6,000    CIT Group, Inc.                                  228,000
                                                 4,000    Cousins Properties, Inc.                         103,480
                                                 3,450    Doral Financial Corp.                             75,521
                                                 7,200    Equity Office Properties Trust                   216,936
                                                 1,500    Federal National Mortgage Association             81,675
                                                 5,400    First BanCorp Puerto Rico                        228,150
                                                 7,000    Fremont General Corp.                            153,930
                                                 7,800    Impac Mortgage Holdings, Inc.                    149,604
                                                 4,100    MBIA, Inc.                                       214,348
                                                 4,100    MGIC Investment Corp.                            252,847
                                                 5,700    New Century Financial Corp.                      266,874
                                                 5,300    Nuveen Investments (Class A)                     181,896
                                                 5,600    PMI Group, Inc.                                  212,856
                                                 2,500    R&G Financial Corp. (Class B)                     77,925
                                                 5,200    Radian Group, Inc.                               248,248
                                                 6,000    Regions Financial Corp.                          194,400
                                                 6,900    TCF Financial Corp.                              187,335
                                                 4,700    WFS Financial, Inc. +                            202,805
                                                                                                      ------------
                                                                                                         3,837,044
                                                                                                      ------------
Healthcare 2.8%
                                                 2,900    Bausch & Lomb, Inc.                              212,570
                                                 5,800    PacifiCare Health Systems, Inc. +                330,136
                                                                                                      ------------
                                                                                                           542,706
                                                                                                      ------------
Industrials 7.7%
                                                 9,000    Brink's Co., The                                 311,400
                                                 3,200    Cummins, Inc.                                    225,120
                                                 9,400    IKON Office Solutions, Inc.                       92,966
                                                14,900    Laidlaw International, Inc +                     309,920
                                                 7,400    Terex Corporation +                              320,420
                                                 4,300    W.W.Grainger, Inc.                               267,761
                                                                                                      ------------
                                                                                                         1,527,587
                                                                                                      ------------
Information Technology 9.7%
                                                12,933    Activision, Inc.+                                191,413
                                                 6,800    Apple Computer, Inc.                             283,356
                                                 8,000    Autodesk, Inc.                                   238,080
                                                 6,900    Imation Corp.                                    239,775
                                                36,100    In Focus Corp. +                                 207,214
                                                10,000    McAfee, Inc. +                                   225,600
                                                11,500    Sabre Holdings Corp. (Class A)                   251,620
                                                 3,300    Storage Technology Corp. +                       101,640
                                                 6,900    Tektronix, Inc.                                  169,257
                                                                                                      ------------
                                                                                                         1,907,955
                                                                                                      ------------
Materials 5.9%
                                                10,600    Louisiana-Pacific Corp.                          266,484
                                                 5,900    Nucor Corp.                                      339,604
                                                 6,900    Steel Dynamics, Inc.                             237,705
                                                 6,400    United States Steel Corp.                        325,440
                                                                                                      ------------
                                                                                                         1,169,233
                                                                                                      ------------
Telecommunication Services 1.3%
                                                 7,700    CenturyTel, Inc.                                 252,868
                                                                                                      ------------
Utilities 8.0%
                                                 8,000    DPL Inc.                                         200,000
                                                 8,300    Edison International                             288,176
                                                 3,600    Equitable Resources, Inc                         206,784
                                                 4,400    NRG Energy, Inc. +                               150,260
                                                22,600    Reliant Energy, Inc. +                           257,188
                                                 7,100    Southern Union Co. +                             178,281
                                                16,300    Williams Companies, Inc.                         306,603
                                                                                                      ------------
                                                                                                         1,587,292
                                                                                                      ------------



Total Investments: 99.6%% (Cost: $16,164,397)                                                           19,692,608
Other assets less liabilities: 0.4%                                                                         70,808
                                                                                                      ------------
Net Assets: 100%                                                                                      $ 19,763,416
                                                                                                      ============

--------------------------------------------------------


+ - Non-income producing


For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Eck Funds, Inc.


By Bruce J. Smith, Chief Financial Officer,   Van Eck Funds, Inc.

     /s/ Bruce J. Smith
     --------------------------------------------------

Date May 27, 2005
     ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds, Inc.
     ------------------------------------------------------------------

Date May 27, 2005
     ------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.
     ----------------------------------------------------------------

Date May 27, 2005
     ------------